Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2024 and 2023:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Short-term benefits	4,326	5,451
Equity based compensation	6,372	8,015
Total compensation	10,698	13,466
Number of individuals included in the above amounts	14	15